Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 571	£ 831
Balance at ending	324	571	£ 831
Net book value	324	571	831
Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,298	2,462	2,793
Additions	9	26	62
Transfer			(122)
Disposals	(765)	(190)	(271)
Balance at ending	1,542	2,298	2,462
Net book value	1,542	2,298	2,462
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,727	1,631	1,641
Transfer			(113)
Charge for the year	252	280	340
Disposals	(761)	(184)	(237)
Balance at end	1,218	1,727	1,631
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	32	44
Balance at ending	20	32	44
Net book value	20	32	44
Fixtures and fittings [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	63	63	60
Additions			3
Transfer
Disposals
Balance at ending	63	63	63
Net book value	63	63	63
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	31	19	7
Transfer
Charge for the year	12	12	12
Disposals
Balance at end	43	31	19
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	27	38
Balance at ending	16	27	38
Net book value	16	27	38
Leasehold improvements [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	53	53	53
Additions
Transfer
Disposals
Balance at ending	53	53	53
Net book value	53	53	53
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	26	15	4
Transfer
Charge for the year	11	11	11
Disposals
Balance at end	37	26	15
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	10	17
Balance at ending	5	10	17
Net book value	5	10	17
Computer equipment [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	50	88	242
Additions			14
Transfer			(122)
Disposals	(25)	(38)	(46)
Balance at ending	25	50	88
Net book value	25	50	88
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	40	71	213
Transfer			(113)
Charge for the year	5	7	12
Disposals	(25)	(38)	(41)
Balance at end	20	40	71
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	152	245
Balance at ending	68	152	245
Net book value	68	152	245
Laboratory equipment [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,411	1,434	1,563
Additions	9	26	45
Transfer		103
Disposals	(740)	(152)	(174)
Balance at ending	680	1,411	1,434
Net book value	680	1,411	1,434
Laboratory equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,259	1,189	1,205
Transfer		103
Charge for the year	89	113	139
Disposals	(736)	(146)	(155)
Balance at end	612	1,259	1,189
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	350	487
Balance at ending	215	350	487
Net book value	215	350	487
Right-of-use assets [member] | Gross Carrying Amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	721	824	875
Additions
Transfer		(103)
Disposals			(51)
Balance at ending	721	721	824
Net book value	721	721	824
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	371	337	212
Transfer		(103)
Charge for the year	135	137	166
Disposals			(41)
Balance at end	£ 506	£ 371	£ 337